13. Investments in associates	12 Months Ended
Dec. 31, 2018
Investments In Associates
Investments in associates

13.1.Breakdown of investments

	FIC	BINV	Other (*)	Total
Balances at 12.31.2016	315	-	(21)	294
Adjustment related to IFRS 9	(5)	-	(14)	(19)
Balances at 12.31.2016 - restated	310	-	(35)	275
Share of profit (loss) of associates - continuing operations	49	-	(138)	(89)
Share of profit of associates - discontinued operations	19	1	-	20
Dividends and interest on own capital - continuing operations	(204)	-	-	(204)
Dividends and interest on own capital - discontinued operations	(81)	-	-	(81)
Other movements (**)	-	-	(21)	(21)
Assets held for sale and discontinued operations (note 32)	62	(1)	-	61
Balances at 12.31.2017 - restated	155	-	(194)	(39)
Share of profit (loss) of associates- continuing operations	79		(46)	33
Share of profit of associates – discontinued operations	32	8	-	40
Dividends and interest on own capital-	(25)	-	-	(25)
Dividends and interest on own capital – discontinued operations	(12)	-	-	(12)
Other movements (**)	(7)	-	(27)	(34)
Assets held for sale and discontinued operations (note 32)	(19)	(8)	-	(27)
Balances at 12.31.2018	203	-	(267)	(64)

(*) Refers substantially to Cnova N.V.

(**) Refers substantially to the exchange variation effect of Cnova N.V.